Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	¥ 352,513	¥ 367,332
Work in process	160,696	165,399
Raw materials	49,598	52,025
Inventories	¥ 562,807	¥ 584,756